LEASES - Operating Lease Maturity Schedule (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,309
2024	3,430
2025	3,504
2026	2,899
2027	2,452
Thereafter	9,194
Total future minimum lease payments	24,788
Less: Imputed Interest	4,865
Total reported lease liability	$ 19,923